Supplement to the Fidelity® Leveraged Company Stock Fund December 12, 2000 Prospectus

The following information updates the similar information on the cover of the prospectus:

Fidelity® Leveraged Company Stock Fund

(fund number 122, trading symbol FLVCX)

LSF-01-01 January 10, 2001
1.751999.100